Popular, Inc. (Holding company only) financial information (Statement of Condition) (Parenthetical) (Details) - Popular, Inc. Holding Co. - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and due from bank subsidiary	$ 79,660	$ 69,299
Common securities from statutory trusts	3,125	8,726
Other assets due from subsidiaries and affiliate	6,802	5,518
Other liabilities due to subsidiaries and affiliate	$ 6,591	$ 3,779